Convertible Debt Instruments	12 Months Ended
Dec. 31, 2020
Convertible Debt Instruments
Convertible Debt Instruments

Note 19. Convertible Debt Instruments

During 2018, the Company issued two types of convertible debt instruments, (“Convertible Debt 1”) and one (“Convertible Debt 2”) for total proceeds of $8.0 million, of which $0.1 million was received from related parties, including members of the Board of Directors and Executive Management. The Company originally recorded both debt instruments at fair value as a financial liability and subsequently remeasured the instruments with the change being presented on the statement of comprehensive income for the reporting period. In July 2019, both instruments were converted into ordinary shares as a result of a qualified capital increase triggering a conversion based on the terms of the agreements.

The following table summarizes the changes in the convertible debt instruments during the years ended December 31, 2019 and 2018:

Convertible loans
(USD in thousands)
Carrying amount at January 1, 2018	$—
Amount received in 2018	7,998
Fair value adjustment included in finance expenses	684
Currency adjustment	(113)
Carrying amount at December 31, 2018	8,569
Amount received in 2019	152
Fair value adjustment included in finance expenses	1,183
Currency adjustment	(209)
Converted to equity during 2019	(9,695)
Carrying amount at December 31, 2019	$—

The main terms of Convertible Debt 1 were:

●	Term: 12 months from issuance;
●	Interest coupon 7.5 percent p.a. accruing over the term of the loan;
●	Loan currencies: $0.9 million is USD denominated and $1.0 million is denominated in DKK (DKK 7.1 million);
●	Lender conversion option if a capital increase in excess of DKK 9.8 million (or a qualified capital increase event) takes place before maturity. The conversion price is the share price obtained at the qualified capital increase event less a 20 percent discount;
●	Repayment in cash of principal + accrued interest at a premium of 50 percent if all shares of the Company are sold; and
●	Lender conversion option to a fixed number of shares if the loan has not been repaid or converted under the other settlement terms of the agreement.

The main terms of Convertible Debt 2 were:

●	Term: Expires on December 31, 2020;
●	Interest coupon 7.5 percent p.a. accruing over the term of the loan;
●	Loan currencies: $5.4 million is USD denominated and $0.7 million is denominated in DKK (DKK 5.0 million);
●	Mandatory conversion if a capital increase in excess of $10.0 million (qualified capital increase) takes place before maturity. The conversion price is the share price obtained less a 5 percent discount if the capital increase take place in 2018, 10 percent if it takes place in 2019 and 20 percent if it takes place in 2020;
●	Repayment in cash of principal + accrued interest at a premium of 50% if all shares of the Company are sold; and
●	Mandatory conversion at maturity with a conversion price of $160.41. 10 days before conversion, USD denominated loans will convert into DKK whereas the conversion price remains denominated in USD.

Convertible debt instruments were classified as financial liabilities until such time that the Company had an unconditional right to avoid settlement in cash and had no obligation to settle in a variable number of shares.

For Convertible Debt 1, the Company did not have an unconditional right to avoid settlement in cash. In addition, Convertible Debt 2 comprised an obligation to settle in a variable number of shares at maturity. Therefore, both convertible debt instruments comprised a debt host instrument.

Conversion features comprising a fixed number of the entity’s shares in exchange for a fixed principal in the entity’s functional currency were equity instruments and separated from the debt host contract as the residual between fair value of the contract and fair value of a similar debt instrument without the conversion feature. All other equity conversion features were embedded derivatives.

Both convertible debt instruments included a conversion feature resulting in settlement in a variable number of shares. Consequently, none of the instruments comprised an equity component. They included the following non-closely related embedded derivatives:

●	At maturity conversion options for Convertible Debt Instrument 1;
●	At maturity conversion provisions for Convertible Debt Instrument 2;
●	Early settlement mechanism on both issuances through delivery of a variable number of shares at a discounted price; and
●	Change of control prepayment provision.

Management has designated, due to the existence of non-closely related embedded derivatives, each debt instrument to be carried at fair value through profit or loss. Changes arising from changes in the Company’s own credit risk were recognized in other comprehensive income. The inputs used in the valuation as at December 31, 2018 are detailed in the table below:

Assumption
applied
DKK/USD exchange rate	0.154
Discount rate	Convertible Debt 1 – 39%
Convertible Debt 2 – 25%
Probability of a qualifying financing event taking place	95%
Evaxion share price	$207

Sensitivity to changes in fair value as at December 31, 2018

The sensitivity analysis below shows the impact of increasing and decreasing various inputs used in the valuation of the convertible debt instruments. The inputs that were changed were: (i) USD to DKK exchange rate, (ii) discount rate, (iii) probability of qualifying financing event and (iv) the Company’s share price. The following table shows the impact on the statement of comprehensive loss of these changes in the value of the convertible debt instruments as at December 31, 2018:

	Impact on	Impact on
	Convertible Debt 1	Convertible Debt 2

	(USD in thousands)
Exchange rate increased by 5%	$(48)	$(272)
Exchange rate decreased by 5%	$48	$272
Discount rate decreased by 3%	$(24)	$(85)
Financing Event probability decreased by 25%	$(100)	$(40)
Share price increased by 10%	$(10)	$(39)
Share price decreased by 10%	$10	$39